Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of loss (income) before income taxes expense

The components of the Company's loss (income) before income taxes are as follows:

	December 31, 2025	December 31, 2024
UK	$110,140,655	$172,275,697
Foreign	8,998,512	931,701
Total	$119,139,167	$173,207,398

The components of the Company's income tax expense are as follows:

	December 31, 2025	December 31, 2024
Current expense:
United Kingdom	$105,933	$—
Foreign	630,672	44,933
Total current:	$736,605	$44,933

Deferred (benefit)/expense:
United Kingdom	$(10,643,137)	$—
Foreign	(7,822,407)	—
Total deferred:	$(18,465,544)	$—

Total income tax (benefit)/expense:	$(17,728,939)	$44,933

Reconciliation of the federal income tax rate to the company's effective tax rate

A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory United Kingdom income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	Tax Expense / (Benefit)	Income Tax Rate
Tax at U.K. federal statutory rate	$(29,784,792)	25.00%
State and local income taxes, net of federal income tax effect	—	0.00%
Foreign income tax effects
United States
Valuation allowance	3,459,918	(2.90)%
Deferred Adjustments	(2,430,603)	2.04%
Other Items	(14,232)	0.01%
Canada
Valuation allowance	517,679	(0.43)%
Permanent Differences	1,183,392	(0.99)%
Other Items	(18,545)	0.02%
Switzerland
Statutory rate difference	6,678,591	(5.61)%
Valuation allowance	0	0.00%
Permanent Differences	(15,026,205)	12.61%
Other Items	17,390	(0.01)%
Other foreign jurisdictions	690,509	(0.58)%
Effect of changes in tax laws or rates enacted in the current period	—	0.00%
Effects of cross-border tax laws	—	0.00%
Tax Credits	—	0.00%
Valuation Allowance	15,411,813	(12.94)%
Nontaxable or nondeductible items
Non-Trade Loan Relationship Debits	7,196,160	(6.04)%
Impairment Losses	3,230,786	(2.71)%
Other	726,152	(0.61)%
Other Items
Net Operating Loss Adjustments	(7,625,312)	6.40%
Deferred Adjustments	(1,941,640)	1.63%
Changes in unrecognized tax benefits	—	0.00%
	$(17,728,939)	14.88%

December 31, 2024
Loss before income taxes	$(173,207,398)
Income tax benefit at statutory tax rates (a)	43,301,850
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(329,399)
International rate differences (b)	(23,423)
Non-deductible expenses	(29,846,517)
Change in valuation allowance	(12,858,776)
Income tax expense	$243,735

a.
The statutory or “expected” tax rate is the U.K. rate of 25% for 2024.
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.
Summary of Amount of Cash Paid for Income Taxes (Net of Refunds)

The amount of cash paid for income taxes (net of refunds) for the year ended December 31, 2025 is as follows:

December 31, 2025
United Kingdom	$—
Foreign
India	16,881
Singapore	32,264
Canada	33,650
Poland	17,925
Germany	10,237
Other	831
Total income taxes paid, net of refunds	$111,788

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2025:

	Tax loss carryforward	Expiration period
United Kingdom	$164,111,273	Indefinite
United States	153,048,075	Pre-TCJA 20, Post-TCJA Indefinite
Spain	1,335,632	Indefinite
Singapore	43,612,612	Indefinite
Canada	41,176,850	20 years
Other	5,932,045	Various
Total	$409,216,487

Significant portions of our deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2025	December 31, 2024
Deferred Tax Assets:
Net Operating Losses	$98,253,660	$13,624,501
Other	691,392	—
Derivative Assets	644,969	644,969
Convertible Debt	8,838,491	7,382,329
Share-Based Payment Liability	350,000	350,000
Disallowed Interest Carryforward	7,703,939	—
Lease Liabilities	104,523	—
Transaction Costs	1,676,141	—
Total	$118,263,115	$22,001,799

Deferred Tax Liabilities:
Derivative Liabilities	$(646,895)	$(646,895)
Right of Use Assets	(92,263)	—
Intangible Assets	(54,893,784)	(485,477)
Accrued Expenses	(1,805,939)	—
Total	$(57,438,881)	$(1,132,372)

Net Deferred Tax Asset/(Liability):	$60,824,234	$20,869,427
Valuation Allowance	(89,074,069)	(20,869,427)
Net Deferred Tax Asset/(Liability), net of Valuation Allowance:	$(28,249,835)	$—